Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the “CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operation results by locations. Based on management’s assessment, the Company has determined that it has two operating segments, China and the United States and others.

The following table presents the segment information for the years ended December 31, 2023, 2022 and 2021, respectively:

	For the Year Ende December 31, 2023
	China	United States and others	Total
Revenue	$14,314,156	$2,938,506	$17,252,662
Cost of revenue	7,196,311	1,909,026	9,105,337
Gross profit	$7,117,845	$1,029,480	$8,147,325
Net income (loss)	$1,716,755	$(1,683,167)	$33,588
Interest income (expense), net	$(31,395)	$66,900	$35,505
Provision for income tax	$119,416	$-	$119,416
Depreciation	$455,144	$376,676	$831,820
Capital expenditures	$686,885	$1,427,079	$2,113,964

	For the Year Ended December 31, 2022
	China	United States and others	Total
Revenue	$9,491,208	$3,780,867	$13,272,075
Cost of revenue	5,080,616	2,088,788	7,169,404
Gross profit	$4,410,592	$1,692,079	$6,102,671
Net income (loss)	$924,321	$(2,212,526)	$(1,288,205)
Interest expense	$(35,457)	$-	$(35,457)
Provision for income tax	$9,547	$-	$9,547
Depreciation	$385,736	$315,725	$701,461
Capital expenditures	$671,965	$188,069	$860,034

	For the Year Ended December 31, 2021
	China	United States and others	Total
Revenue	$12,796,089	$1,894,206	$14,690,295
Cost of revenue	6,582,462	1,177,410	7,759,872
Gross profit	$6,213,627	$716,796	$6,930,423
Net income (loss)	$2,027,809	$(1,521,040)	$506,769
Interest expense	$(98,033)	$-	$(98,033)
Provision for income tax	$16,277	$-	$16,277
Depreciation	$317,702	$287,551	$605,253
Capital expenditures	$1,096,051	$942,003	$2,038,054

	December 31, 2023	December 31, 2022
Total assets:
China	$12,954,728	$11,704,732
United States	25,479,568	15,624,454
Total assets	$38,434,296	$27,329,186

Total liabilities:
China	$14,860,078	$12,102,414
United States	11,559,862	14,049,723
Total liabilities	$26,419,940	$26,152,137